Income Taxes - Deferred Tax Assets and Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Credit carryforwards	$ 14		$ 14
Other			2
Net current deferred income tax assets	14		16
Depreciable property	(83,566)		(100,889)
Partnership basis	(24,481)		(26,320)
Credit carryforwards	556		570
Other	114		(207)
Net long-term deferred income tax liabilities	(107,377)	[1]	(126,846)	[1]
Total net deferred income tax liabilities	$ (107,363)		$ (126,830)

[1]	Financial information as of December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information as of December 31, 2010, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.